Application of new and revised international financial reporting standards - Summary of Non Mandatory standards and amendments issued by IASB (Detail)	12 Months Ended
Dec. 31, 2023
Amendment o IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 7 and IFRS 7
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements
Date by which application of new IFRS is required	Jan. 01, 2024
Amendment to IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback
Date by which application of new IFRS is required	Jan. 01, 2024
Amendment o IAS 21
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 21 – Lack of Exchangeability
Date by which application of new IFRS is required	Jan. 01, 2025